CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS (Parentheticals) (USD $)	3 Months Ended		12 Months Ended
	Jan. 31, 2015	Jan. 31, 2014	Oct. 31, 2014	Oct. 31, 2013
Non-cash stock option compensation expense	$ 491,779	$ 720,638	$ 3,149,799	$ 3,798,139